Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Schedule of Purchase Commitments for Capital Assets

As at the reporting date, the Group had contractual capital commitments relating primarily to the implementation of its enterprise resource planning system, being Microsoft Dynamics 365, feasibility studies at Redwing and Mazowe Mines, which are required to support the planned resumption of operations, equipment at How Mine to support operations and short term leases which are immaterial.

	2025	2024
Commitments	$6,641	$1,407